Average Annual Total Returns{- Government Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-09 - Government Portfolio - Class II - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.28%	0.89%	0.45%